Prepayment, Deposits and Other Receivables, Net	6 Months Ended
Dec. 31, 2025
Prepayment, Deposits and Other Receivables, Net [Abstract]
Prepayment, deposits and other receivables, net

Note 5 — Prepayment, deposits and other receivables, net

Prepayment, deposits and other receivables, net included the following:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Prepayments (1)	$153,818	$164,537	$21,140
Other deposits (2)	872,428	4,540,054	583,306
Rental deposits	516,293	515,243	66,199
Remuneration receivables from the customers to customers’ employees	432,116	1,084,237	139,303
Total Prepayment, deposits and other receivables, net	$1,974,655	$6,304,071	$809,948

(1)	It includes the expenses paid in advance to service providers.

(2)	It is refundable deposits to in-country partners upon the termination of services.